Property, plant, equipment and development costs - Net cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Mining concessions, development costs, property, plant and equipment, net
Opening balance	$ 1,535,195	$ 1,537,870
Final balances	1,600,295	1,535,195
Sociedad Minera Cerro Verde S.A.A.
Mining concessions, development costs, property, plant and equipment, net
Opening balance	5,387,377	5,371,534
Final balances	5,528,663	5,387,377
Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	3,918,330	3,810,767
Additions	276,074	164,784
Sales and disposals	(1,662)	(45,210)
Sales	5,954	1,854
Transfer/Other changes	(34,026)	0
Final balances	4,165,696	3,918,330
Gross carrying amount [Member] | Sociedad Minera Cerro Verde S.A.A.
Mining concessions, development costs, property, plant and equipment, net
Opening balance	9,826,584	9,366,048
Additions	650,302	536,355
Adjustments and reclassifications	38,261	(17,831)
Sales and disposals	(86,593)	(57,988)
Transfer/Other changes	0	0
Final balances	10,428,554	9,826,584
Accumulated depreciation, amortisation and impairment [member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	2,376,590	2,246,478
Additions	188,116	173,233
Sales and disposals	(314)	(41,280)
Sales	5,536	(1,841)
Transfer/Other changes	0	0
Final balances	2,558,856	2,376,590
Accumulated depreciation, amortisation and impairment [member] | Sociedad Minera Cerro Verde S.A.A.
Mining concessions, development costs, property, plant and equipment, net
Opening balance	4,439,207	3,994,514
Additions	521,404	502,408
Adjustments and reclassifications	19,912	0
Sales and disposals	(80,632)	(57,715)
Transfer/Other changes	0	0
Final balances	4,899,891	4,439,207
Land | Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	18,765	17,703
Additions	0	0
Sales and disposals	0	0
Sales	0	0
Transfer/Other changes	0	1,062
Final balances	18,765	18,765
Land | Gross carrying amount [Member] | Sociedad Minera Cerro Verde S.A.A.
Mining concessions, development costs, property, plant and equipment, net
Opening balance	33,202	30,382
Additions	0	0
Adjustments and reclassifications	0	0
Sales and disposals	0	0
Transfer/Other changes	360	2,820
Final balances	33,562	33,202
Buildings and constructions [Member] | Gross carrying amount [Member] | Sociedad Minera Cerro Verde S.A.A.
Mining concessions, development costs, property, plant and equipment, net
Opening balance	2,608,449	2,596,406
Additions	0	0
Adjustments and reclassifications	0	1,041
Sales and disposals	(35,964)	(61)
Transfer/Other changes	100,777	11,063
Final balances	2,673,262	2,608,449
Buildings and constructions [Member] | Accumulated depreciation, amortisation and impairment [member] | Sociedad Minera Cerro Verde S.A.A.
Mining concessions, development costs, property, plant and equipment, net
Opening balance	595,921	522,381
Additions	74,690	72,899
Adjustments and reclassifications	19,912	655
Sales and disposals	(32,418)	(14)
Transfer/Other changes	0	0
Final balances	658,105	595,921
Machinery and equipment | Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	874,015	902,397
Additions	1	10
Sales and disposals	(233)	(41,053)
Sales	0	34
Transfer/Other changes	15,428	12,695
Final balances	889,211	874,015
Machinery and equipment | Gross carrying amount [Member] | Sociedad Minera Cerro Verde S.A.A.
Mining concessions, development costs, property, plant and equipment, net
Opening balance	5,197,630	5,098,359
Additions	0	0
Adjustments and reclassifications	0	(1,041)
Sales and disposals	(49,382)	(54,732)
Transfer/Other changes	194,037	155,044
Final balances	5,342,285	5,197,630
Machinery and equipment | Accumulated depreciation, amortisation and impairment [member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	744,649	742,340
Additions	37,510	42,698
Sales and disposals	(223)	(40,355)
Sales	4,792	(34)
Transfer/Other changes	0	0
Final balances	777,144	744,649
Machinery and equipment | Accumulated depreciation, amortisation and impairment [member] | Sociedad Minera Cerro Verde S.A.A.
Mining concessions, development costs, property, plant and equipment, net
Opening balance	2,787,467	2,569,972
Additions	290,691	272,528
Adjustments and reclassifications	0	(655)
Sales and disposals	(46,980)	(54,519)
Transfer/Other changes	123	141
Final balances	3,031,301	2,787,467
Transportation units | Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	5,657	7,662
Additions	0	15
Sales and disposals	(89)	(277)
Sales	761	1,816
Transfer/Other changes	723	73
Final balances	5,530	5,657
Transportation units | Gross carrying amount [Member] | Sociedad Minera Cerro Verde S.A.A.
Mining concessions, development costs, property, plant and equipment, net
Opening balance	36,377	33,382
Additions	0	0
Adjustments and reclassifications	0	0
Sales and disposals	(133)	0
Transfer/Other changes	4,388	2,995
Final balances	40,632	36,377
Transportation units | Accumulated depreciation, amortisation and impairment [member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	5,172	6,650
Additions	301	478
Sales and disposals	(85)	(153)
Sales	744	(1,803)
Transfer/Other changes	0	0
Final balances	4,644	5,172
Transportation units | Accumulated depreciation, amortisation and impairment [member] | Sociedad Minera Cerro Verde S.A.A.
Mining concessions, development costs, property, plant and equipment, net
Opening balance	20,787	18,627
Additions	2,514	2,160
Adjustments and reclassifications	0	0
Sales and disposals	(120)	0
Transfer/Other changes	0	0
Final balances	23,181	20,787
Fixtures and fittings | Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	11,071	11,770
Additions	2	0
Sales and disposals	(6)	(702)
Sales	0	4
Transfer/Other changes	464	7
Final balances	11,531	11,071
Fixtures and fittings | Gross carrying amount [Member] | Sociedad Minera Cerro Verde S.A.A.
Mining concessions, development costs, property, plant and equipment, net
Opening balance	572	572
Additions	0	0
Adjustments and reclassifications	0	0
Sales and disposals	0	0
Transfer/Other changes	0	0
Final balances	572	572
Fixtures and fittings | Accumulated depreciation, amortisation and impairment [member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	10,221	10,328
Additions	457	548
Sales and disposals	(6)	(651)
Sales	0	(4)
Transfer/Other changes	0	0
Final balances	10,672	10,221
Fixtures and fittings | Accumulated depreciation, amortisation and impairment [member] | Sociedad Minera Cerro Verde S.A.A.
Mining concessions, development costs, property, plant and equipment, net
Opening balance	572	551
Additions	0	21
Adjustments and reclassifications	0	0
Sales and disposals	0	0
Transfer/Other changes	0	0
Final balances	572	572
Other equipment | Gross carrying amount [Member] | Sociedad Minera Cerro Verde S.A.A.
Mining concessions, development costs, property, plant and equipment, net
Opening balance	36,222	35,395
Additions	0	0
Adjustments and reclassifications	0	0
Sales and disposals	0	(58)
Transfer/Other changes	182	885
Final balances	36,404	36,222
Other equipment | Accumulated depreciation, amortisation and impairment [member] | Sociedad Minera Cerro Verde S.A.A.
Mining concessions, development costs, property, plant and equipment, net
Opening balance	27,168	24,090
Additions	3,118	3,136
Adjustments and reclassifications	0	0
Sales and disposals	0	(58)
Transfer/Other changes	0	0
Final balances	30,286	27,168
Work in Progress [Member] | Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	91,468	46,287
Additions	139,610	65,577
Sales and disposals	(1,326)	(3,049)
Sales	0	0
Transfer/Other changes	(43,629)	(17,347)
Final balances	186,123	91,468
Work in Progress [Member] | Gross carrying amount [Member] | Sociedad Minera Cerro Verde S.A.A.
Mining concessions, development costs, property, plant and equipment, net
Opening balance	184,265	126,527
Additions	302,302	227,216
Adjustments and reclassifications	(2,164)	(19)
Sales and disposals	0	0
Transfer/Other changes	(299,335)	(169,459)
Final balances	185,068	184,265
Right-of-use assets [member] | Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	30,944	19,232
Additions	1,929	0
Sales and disposals	0	0
Sales	0	0
Transfer/Other changes	0	0
Final balances	33,928	30,944
Right-of-use assets [member] | Gross carrying amount [Member] | Sociedad Minera Cerro Verde S.A.A.
Mining concessions, development costs, property, plant and equipment, net
Opening balance	97,356	98,900
Additions	3,946	4,941
Adjustments and reclassifications	0	0
Sales and disposals	(1,114)	(3,137)
Transfer/Other changes	(409)	(3,348)
Final balances	99,779	97,356
Right-of-use assets [member] | Accumulated depreciation, amortisation and impairment [member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	18,184	13,894
Additions	3,988	4,290
Sales and disposals	0	0
Sales	0	0
Transfer/Other changes	0	0
Final balances	22,172	18,184
Right-of-use assets [member] | Accumulated depreciation, amortisation and impairment [member] | Sociedad Minera Cerro Verde S.A.A.
Mining concessions, development costs, property, plant and equipment, net
Opening balance	39,851	30,408
Additions	11,117	12,708
Adjustments and reclassifications	0	0
Sales and disposals	(1,114)	(3,124)
Transfer/Other changes	(123)	(141)
Final balances	49,731	39,851
Stripping activity asset [Member] | Gross carrying amount [Member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	182,117	155,448
Additions	8,953	26,669
Sales and disposals	0	0
Sales	0	0
Transfer/Other changes	0	0
Final balances	191,070	182,117
Stripping activity asset [Member] | Gross carrying amount [Member] | Sociedad Minera Cerro Verde S.A.A.
Mining concessions, development costs, property, plant and equipment, net
Opening balance	1,464,027	1,159,829
Additions	344,054	304,198
Adjustments and reclassifications	0	0
Sales and disposals	0	0
Transfer/Other changes	0	0
Final balances	1,808,081	1,464,027
Stripping activity asset [Member] | Accumulated depreciation, amortisation and impairment [member]
Mining concessions, development costs, property, plant and equipment, net
Opening balance	139,947	118,178
Additions	51,123	21,769
Sales and disposals	0	0
Sales	0	0
Transfer/Other changes	0	0
Final balances	191,070	139,947
Stripping activity asset [Member] | Accumulated depreciation, amortisation and impairment [member] | Sociedad Minera Cerro Verde S.A.A.
Mining concessions, development costs, property, plant and equipment, net
Opening balance	925,757	791,571
Additions	133,810	134,186
Adjustments and reclassifications	0	0
Sales and disposals	0	0
Transfer/Other changes	0	0
Final balances	1,059,567	925,757
Asset retirement costs [Member] | Gross carrying amount [Member] | Sociedad Minera Cerro Verde S.A.A.
Mining concessions, development costs, property, plant and equipment, net
Opening balance	168,484	186,296
Additions	0	0
Adjustments and reclassifications	40,425	(17,812)
Sales and disposals	0	0
Transfer/Other changes	0	0
Final balances	208,909	168,484
Asset retirement costs [Member] | Accumulated depreciation, amortisation and impairment [member] | Sociedad Minera Cerro Verde S.A.A.
Mining concessions, development costs, property, plant and equipment, net
Opening balance	41,684	36,914
Additions	5,464	4,770
Adjustments and reclassifications	0	0
Sales and disposals	0	0
Transfer/Other changes	0	0
Final balances	$ 47,148	$ 41,684